CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash	$ 103	$ 127
Short-term deposits	12	46
Cash and cash equivalents, net	$ 115	$ 173	$ 799	$ 223